Leases	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Leases
10.	LEASES
On July 1, 2014, BioTE entered into a contract to lease office space in the Las Colinas Business Center in Irving, TX. Subsequent to execution of the contract, the Company revised the lease to include additional space and extend the lease term through June 30, 2023. The Company was not a party to any lease arrangements prior to this lease.
The Company recognizes operating lease expense on a straight-line basis over the lease term. The Company utilizes the straight-line method of recognizing lease expense. The following table contains a summary of the lease costs recognized under ASC 842 and supplemental cash flow information for leases for the three months ended March 31, 2022 and 2021:

Operating Lease	The three months ended March 31,
	2022	2021
Fixed lease expense	$61	$61

Total lease cost	61	61

Other information:
Cash paid for amounts included in the measurement of lease liabilities	$64	$64
The following table summarizes the balance sheet classification of the Company’s operating leases, amounts of right-of-use
assets and lease liabilities, the weighted average remaining lease term, and the weighted average discount rate for the Company’s operating leases (lease term and discount rate amounts are not in thousands):

Lease	March 31,	December 31
	2022	2021
Assets
Operating lease right-of-use assets	$298	$356

Total lease assets	$298	$356

Liabilities
Current
Operating lease liabilities	$250	$248
Noncurrent
Operating lease liabilities	64	127

Total lease liabilities	$314	$375

Weighted-average remaining lease term — operating leases (years)	1.25	1.50
Weighted-average discount rate — operating leases	3.75%	3.75%

The following table summarizes the payments by date for the Company’s operating lease, which is then reconciled to our total lease obligation:

Maturity of Lease Liabilities	The three months ended March 31, 2022
Operating Lease
2022 (remaining nine months)	$193
2023	128
2024	—
2025	—
Thereafter	—

Total lease payments	321

Less: interest	(7)
Present value of lease liabilities	$314

10. LEASES
On July 1, 2014, the Company entered into a contract to lease office space in the Las Colinas Business Center in Irving, TX. Subsequent to execution of the contract, the Company revised the lease to include additional space and extend the lease term through June 30, 2023. The Company was not a party to any lease arrangements prior to this lease.
The Company recognizes operating lease expense on a straight-line basis over the lease term. The Company utilizes the straight-line method of recognizing lease expense. The following table contains a summary of the lease costs recognized under ASC 842 and supplemental cash flow information for leases for the years ended December 31, 2021, 2020, and 2019 (in thousands):

Operating Leases	The year ended December 31,
	2021	2020	2019
Fixed lease expense	$244	$244	244

Total lease cost	244	244	$244

Other information:
Cash paid for amounts included in the measurement of lease liabilities	$257	$257	$257
The following table summarizes the balance sheet classification of the Company’s operating leases, amounts of right-of-use
assets and lease liabilities, the weighted average remaining lease term, and the weighted average discount rate for the Company’s operating leases (asset and liability amounts are in thousands):

Leases	December 31
	2021	2020
Assets
Operating lease right-of-use assets	$356	$582

Total lease assets	$356	$582

Liabilities
Current
Operating lease liabilities	$248	$239
Noncurrent
Operating lease liabilities	127	375

Total lease liabilities	$375	$614

Weighted-average remaining lease term—operating leases (years)	1.50	2.50
Weighted-average discount rate—operating leases	3.75%	3.75%
The following table summarizes the payments by date for the Company’s operating lease, which is then reconciled to our total lease obligation (in thousands):

Maturity of Lease Liabilities	The year ended December 31, 2021
Operating Leases
2022	$257
2023	128
2024	—
2025	—
Thereafter	—

Total lease payments	385
Less: interest	(10)

Present value of lease liabilities	$375